CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Activities:
Net income/(loss)	$ (2,411,469)	$ 7,625,853	$ 1,617,444	$ (4,868,261)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	40,047	137,978	151,658	242,780
Operating lease asset amortization	482,945	28,710	185,827
Stock based compensation				20,750
Realized (gain) on sale and foreclosure of assets		(3,314,966)	(2,987,170)	(842,500)
Amortization of deferred financing costs		2,692	4,525	24,639
Non-cash interest expense		807,368	820,035	2,579,674
Amortization of debt discount	837,767	1,331,417	1,381,685	4,735,907
Bad debt expense		(141)	(141)	359
Warranty reserve	7,082	(7,654)	(14,261)	(710)
Change in fair value of derivatives and (gain) on extinguishment of liabilities, net	(4,047,993)	(8,707,333)	(4,577,353)	(6,392,289)
Changes in operating assets and liabilities:
Accounts receivable	1,568	(5,608)	(5,398)	164,801
Inventories	(81,243)	23,843	(539)	126,899
Prepaid expenses and other current assets	(243,155)	(283,912)	(524,502)	114,493
Accounts payable	(86,266)	(388,113)	(321,576)	(288,945)
Related party payable	(90,834)		(174,339)	189,433
Operating lease liabilities	(427,764)	(16,129)	(64,856)
Accrued interest	44,461	1,008,568	1,229,359	1,415,423
Accrued expenses	(252,959)	283,439	398,464	62,129
Net cash (used in) operating activities	(6,227,813)	(1,473,988)	(2,881,138)	(2,715,418)
Net income/(loss)	(2,411,469)	7,625,853
Investing Activities:
Purchase of property, plant and equipment				(6,393)
Proceeds on sale of assets		254,600	254,600	842,500
Patent activity costs			(156)	(8,616)
Net cash provided by (used in) investing activities	(158,818)	254,444	254,444	827,491
Payments on purchase of assets	(176,466)
Patent activity costs	17,648	(156)
Financing Activities:
Proceeds from debt issuance		443,200	443,200	1,887,268
Repayment of debt		(145,000)	(145,000)	(10,000)
Proceeds from issuance of stock	10,500,000	2,000,000	2,500,000
Payment of debt financing costs				(7,500)
Net cash provided by (used in) financing activities	10,500,000	2,298,200	2,798,200	1,869,768
Net change in cash and cash equivalents	4,113,369	1,078,656	171,506	(18,159)
Cash and cash equivalents at beginning of period	167,725			18,159
Cash and cash equivalents at end of period	4,281,094	1,078,656	167,725
Supplemental Cash Flow Information:
Cash paid for interest				2,698
Non-Cash Transactions:
Non-cash conversions of preferred stock and convertible notes to equity	5,800,000	47,132	647,132	1,417,976
Non-cash financing costs				10,800
Operating lease assets obtained in exchange for operating lease liabilities		5,819,489	(5,819,489)
Non-cash mortgage derecognition		6,443,897	(6,443,897)
Non-cash property foreclosure		6,443,897	6,443,897
Interest converted to principal				171,152
Common shares issued for fees				49,622
Initial embedded derivative liabilities			(447,903)	4,507,381
Promissory notes exchanged for convertible notes			650,000	$ 850,000
Non-cash forgiveness of PPP loan	193,200
Operating lease assets obtained in exchange for operating lease liabilities		(5,819,489)	5,819,489
Non-cash mortgage derecognition		$ (6,443,897)	6,443,897
Previously Reported
Financing Activities:
Cash and cash equivalents at beginning of period	$ 171,506
Cash and cash equivalents at end of period			$ 171,506